Right of use asset and lease liability (Details - Lease liability)	6 Months Ended
Dec. 31, 2021 CAD ($)
Right Of Use Asset And Lease Liability
Lease Liability Begining Balence
Additions	427,263
Discount on future commitment	(54,023)
Lease Liabilities Ending Balance	$ 373,240